Stock-Based Compensation - Non-employee director award modification - Additional Information (Detail) (USD $)	6 Months Ended	9 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Non Qualified Option [Member]	Dec. 31, 2012 Non Qualified Option [Member]	Jun. 30, 2013 Equity Option [Member]	Dec. 31, 2012 2011 Stock Incentive Plan	Apr. 10, 2013 2011 Stock Incentive Plan	May 10, 2013 Tandem Award [Member]	Jun. 30, 2013 Tandem Award [Member]	Dec. 31, 2012 Tandem Award [Member]	Sep. 30, 2013 One non-employee director Stock options	Jun. 30, 2013 One non-employee director Stock options	Sep. 30, 2013 One non-employee director Stock options	Dec. 31, 2012 One non-employee director Stock options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Weighted average grant-date fair values per share (in usd per share)	$ 7.25	$ 7.25	$ 0.78					$ 3.97
Number of stock options pre- and post-modification													101,494	101,494	101,494	7,322
Exercise price pre- and post-modification (in usd per share)														$ 3.97	$ 3.97	$ 55.00
Incremental compensation costs resulting from modification													$ 1,449,000	$ 1,449,000	$ 1,449,000
Recorded stock-based compensation expense													128,000	426,000	554,000
Number of shares authorized for grant as an incentive								1,386,152	2,467,350
Treasury Stock, Shares	591,554	591,554		630,699
Vesting period					4 years	3 years
Stock options, term from grant date					10 years	10 years
Stock options vested, per-share exercise price	$ 3.97
Stock options, shares vested	16,916							16,916
Stock options, aggregate intrinsic value	237,000
Stock options, remaining contractual term	8 years 8 months 12 days
Stock-based compensation expense related to stock options	786,000
Stock-based compensation expense related to stock options, related tax benefit	300,000
Unrecognized share based compensation expense	11,161,000			65,776
Share based compensation, weighted average remaining requisite service period							3 years 6 months
Shares of common stock available for future grants	315,925
Issuance of common stock from treasury shares										39,145
Fair value of tandem award											602,000
Stock-based compensation expense	$ 913,000	$ 1,742,000	$ 7,000	$ 13,155							$ 127,000	$ 475,000